UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2015

Annual Report

to Shareholders

Daily Assets Fund Institutional

Contents
3 Portfolio Management Review
7 Investment Portfolio
15 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
19 Notes to Financial Statements
24 Report of Independent Registered Public Accounting Firm
25 Information About Your Fund's Expenses
27 Tax Information
28 Advisory Agreement Board Considerations and Fee Evaluation
32 Board Members and Officers
37 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutscheliquidity.com/US for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Investment Strategy The fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Over the past 12 months ended June 30, 2015, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. Near the end of 2014, positive employment and GDP figures accelerated expectations for higher rates, and short-term money market rates rose in response. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. But at the same time, the Fed gave itself the flexibility to wait until the appropriate time for an increase in the federal funds rate from its current near-zero level. The Fed's "dovish" tone in March caused U.S. interest rates to decline across the board as expectations for the initial fed funds rate hike were pushed back. However, despite temporary conditions such as harsh winter weather that many said were to blame for disappointing first quarter 2015 U.S. gross domestic product (GDP) growth, in April the Fed indicated that it anticipates that U.S. economic conditions will improve; this sets the stage for a possible rate hike late in 2015 or early in 2016. However, possible spillover effects from ongoing geopolitical and economic uncertainty in Greece and China could cause the Fed to delay any "lift-off" in rates.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield for the fund during the annual period ended June 30, 2015. We continued to seek ample liquidity, high credit quality and strong diversification across sectors and geographic regions while maintaining a neutral portfolio duration (or interest rate sensitivity). We pursued this strategy in light of the near-term outlook for near-zero short-term interest rates and limited money market supply. In addition, outside of mandated liquidity requirements, we looked to keep the fund's cash position relatively low in order to take advantage of higher yields available from six-month-to-one-year money market securities.

Portfolio Performance (as of June 30, 2015)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price.

7-Day Current Yield
June 30, 2015	.05%*
June 30, 2014	.08%*

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the fund's most current yield information.

Negative Contributors to Fund Performance

The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

"The Fed's anticipated moves to raise rates may cause six-month-to-one-year money market rates to gradually rise toward the end of this year."

Outlook and Positioning

Within money markets, we believe that the current balance of tight supply and heavy demand will most likely persist through much of 2015. These technical market conditions should keep yields very low throughout the one-day-to-five-month portion of the money market yield curve maturity spectrum until the Fed begins to increase short-term rates. The Fed's anticipated moves to raise rates may cause six-month-to-one-year money market rates to gradually rise toward the end of this year and into 2016.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Gross domestic product (GDP) is the monetary value of goods and services produced within a country's borders in a specific time frame.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Investment Portfolio as of June 30, 2015
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.8%
ANZ New Zealand International Ltd.:
144A, 1.85%, 10/15/2015	12,000,000	12,048,379
1.85%, 10/15/2015	20,000,000	20,082,066
3.125%, 8/10/2015	16,890,000	16,940,207
Banco del Estado de Chile:
0.25%, 8/28/2015	46,000,000	46,000,000
0.31%, 9/2/2015	13,300,000	13,300,000
Bank of Nova Scotia:
0.26%, 8/3/2015	25,000,000	25,000,000
2.05%, 10/7/2015	14,470,000	14,534,820
Credit Suisse, 0.23%, 7/2/2015	15,000,000	15,000,000
DZ Bank AG:
0.28%, 9/2/2015	27,500,000	27,500,000
0.28%, 10/1/2015	25,000,000	25,000,000
0.33%, 9/18/2015	18,000,000	18,000,000
General Electric Capital Corp.:
2.25%, 11/9/2015	15,000,000	15,095,858
Series A, 5.0%, 1/8/2016	4,000,000	4,095,173
Industrial & Commercial Bank of China Ltd., 0.3%, 8/24/2015	27,300,000	27,300,000
Mizuho Bank Ltd.:
0.26%, 8/14/2015	50,000,000	50,000,000
0.27%, 7/23/2015	15,000,000	15,000,366
National Australia Bank Ltd., 1.6%, 8/7/2015	19,000,000	19,021,995
Nordea Bank Finland PLC, 0.24%, 9/18/2015	25,000,000	25,000,000
Rabobank Nederland NV:
0.43%, 3/4/2016	25,000,000	25,000,000
2.125%, 10/13/2015	35,000,000	35,174,328
Standard Chartered Bank, 0.31%, 10/5/2015	32,000,000	32,000,000
Sumitomo Mitsui Banking Corp., 0.13%, 7/6/2015	73,800,000	73,800,000
Swedbank AB, 0.09%, 7/1/2015	50,000,000	50,000,000
The Toronto-Dominion Bank:
0.255%, 8/7/2015	25,000,000	25,000,128
0.26%, 8/11/2015	25,000,000	25,000,000
0.43%, 3/2/2016	25,000,000	25,000,000
Wal-Mart Stores, Inc., 5.313%, 6/1/2016	18,000,000	18,813,175
Total Certificates of Deposit and Bank Notes (Cost $698,706,495)		698,706,495

Commercial Paper 43.0%
Issued at Discount** 26.4%
Atlantic Asset Securitization LLC, 144A, 0.14%, 7/7/2015	50,000,000	49,998,833
Bank Nederlandse Gemeenten, 0.295%, 9/14/2015	24,000,000	23,985,250
Bedford Row Funding Corp.:
144A, 0.35%, 8/27/2015	48,000,000	47,973,400
144A, 0.35%, 10/19/2015	20,000,000	19,978,611
144A, 0.47%, 12/11/2015	17,500,000	17,462,759
Caisse Centrale Desjardins, 0.18%, 7/17/2015	60,000,000	59,995,200
Caisse des Depots et Consignations, 144A, 0.21%, 9/16/2015	35,000,000	34,984,279
CNPC Finance HK Ltd.:
144A, 0.43%, 7/6/2015	7,000,000	6,999,582
144A, 0.43%, 7/8/2015	22,000,000	21,998,161
144A, 0.43%, 8/3/2015	15,000,000	14,994,087
Coca-Cola Co., 0.31%, 9/16/2015	20,000,000	19,986,739
Erste Abwicklungsanstalt, 144A, 0.28%, 7/28/2015	20,000,000	19,995,800
Hannover Funding Co., LLC, 0.3%, 7/8/2015	47,390,000	47,387,236
Macquarie Bank Ltd., 144A, 0.31%, 8/10/2015	30,000,000	29,989,667
Matchpoint Finance PLC, 0.12%, 7/1/2015	34,000,000	34,000,000
MetLife Short Term Funding LLC, 144A, 0.23%, 7/15/2015	20,000,000	19,998,211
Nederlandse Waterschapsbank NV, 0.3%, 11/2/2015	20,000,000	19,979,333
NRW.Bank, 0.2%, 8/17/2015	17,488,000	17,483,434
Old Line Funding LLC, 144A, 0.32%, 11/16/2015	20,000,000	19,975,467
Prudential Funding LLC, 0.06%, 7/1/2015	30,000,000	30,000,000
Rabobank Nederland NV, 0.33%, 12/7/2015	32,000,000	31,953,360
Sinopec Century Bright Capital Investment Ltd.:
0.3%, 7/9/2015	9,150,000	9,149,390
0.41%, 7/14/2015	20,000,000	19,997,039
0.42%, 8/3/2015	20,000,000	19,992,300
Standard Chartered Bank:
0.27%, 7/6/2015	33,000,000	32,998,762
0.34%, 9/10/2015	25,000,000	24,983,236
Svenska Handelsbanken AB, 0.33%, 11/23/2015	15,000,000	14,980,062
United Overseas Bank Ltd., 0.32%, 8/7/2015	15,000,000	14,995,067
Working Capital Management Co.:
144A, 0.17%, 7/7/2015	10,000,000	9,999,717
144A, 0.19%, 7/17/2015	40,000,000	39,996,622
		776,211,604
Issued at Par* 16.6%
Australia & New Zealand Banking Group Ltd., 144A, 0.375%, 8/18/2015	30,000,000	30,000,000
Bank Nederlandse Gemeenten, 144A, 0.287%, 2/25/2016	20,000,000	20,000,000
Bank of Nova Scotia:
0.273%, 11/9/2015	25,000,000	24,999,618
0.407%, 7/22/2016	45,000,000	45,000,000
Bedford Row Funding Corp., 144A, 0.324%, 4/8/2016	15,000,000	15,000,000
BNZ International Funding Ltd.:
144A, 0.306%, 10/14/2015	30,000,000	30,000,000
144A, 0.326%, 1/28/2016	18,500,000	18,500,000
Commonwealth Bank of Australia:
144A, 0.293%, 4/7/2016	32,000,000	31,998,461
144A, 0.303%, 4/29/2016	25,000,000	24,998,068
Dexia Credit Local, 0.324%*, 7/1/2015	45,000,000	45,000,000
General Electric Capital Corp., 0.258%, 8/11/2015	25,000,000	25,000,000
HSBC Bank PLC, 144A, 0.317%, 12/23/2015	40,000,000	40,000,000
Rabobank Nederland NV, 0.394%, 10/1/2015	22,500,000	22,502,960
Royal Bank of Canada, 0.295%, 12/10/2015	15,000,000	15,000,000
Starbird Funding Corp., 144A, 0.254%, 10/2/2015	25,000,000	25,000,000
Wells Fargo Bank NA:
0.32%, 9/9/2015	34,000,000	34,000,000
0.32%, 12/10/2015	20,000,000	20,000,000
Westpac Banking Corp., 144A, 0.286%, 10/13/2015	20,000,000	20,000,000
		486,999,107
Total Commercial Paper (Cost $1,263,210,711)		1,263,210,711

Short-Term Notes* 7.1%
Bank of Nova Scotia, 0.285%, 1/6/2016	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, 0.42%, 8/18/2015	40,000,000	40,000,000
Rabobank Nederland NV, 0.321%, 7/6/2015	20,000,000	20,000,000
Royal Bank of Canada, 0.329%, 5/12/2016	30,000,000	30,000,000
Svenska Handelsbanken AB, 0.391%, 11/3/2015	45,000,000	45,000,000
Wells Fargo Bank NA, 0.335%, 6/3/2016	20,000,000	20,000,000
Westpac Banking Corp., 0.316%, 5/27/2016	28,000,000	28,000,000
Total Short-Term Notes (Cost $208,000,000)		208,000,000

Municipal Investments 5.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M015, 144A, AMT, 0.1%***, 5/15/2046, LIQ: Freddie Mac	32,010,000	32,010,000
Illinois, Educational Facilities Authority, TECP, 0.1%, 8/19/2015, LOC: Northern Trust Co.	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.19%***, 3/1/2039, LOC: TD Bank NA	4,430,000	4,430,000
New York, RIB Floater Trust, Series 2014-5UE, 144A, 0.22%***, 11/25/2017, LOC: Barclays Bank PLC	37,375,000	37,375,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.17%***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.25%***, 5/1/2048, LOC: Bank of China	25,000,000	25,000,000
Vermont, Economic Development Authority, TECP, 0.25%, 8/10/2015, LOC: JPMorgan Chase Bank NA	33,000,000	33,000,000
Total Municipal Investments (Cost $148,815,000)		148,815,000
Preferred shares of Closed-End Investment Company 0.7%
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC (Cost $20,000,000)	20,000,000	20,000,000

Government & Agency Obligation 0.2%
U.S. Government Sponsored Agencies
Federal Home Loan Bank, 0.2%, 9/17/2015 (Cost $7,499,712)	7,500,000	7,499,712

Time Deposits 14.0%
Bank of Scotland PLC, 0.06%, 7/1/2015	120,000,000	120,000,000
Banque Federative du Credit Mutuel, 0.14%, 7/1/2015	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank, 0.06%, 7/1/2015	115,522,528	115,522,528
Nordea Bank Finland PLC, 0.04%, 7/1/2015	75,000,000	75,000,000
Total Time Deposits (Cost $410,522,528)		410,522,528

Repurchase Agreements 4.9%
BNP Paribas, 0.2%, dated 1/21/2015, to be repurchased at $30,032,500 on 8/4/2015 (a) (b)	30,000,000	30,000,000
JPMorgan Securities, Inc., 0.451%, dated 7/3/2014, to be repurchased at $115,149,509 on 9/29/2015 (a) (c)	114,500,000	114,500,000
Total Repurchase Agreements (Cost $144,500,000)		144,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,901,254,446)†	98.8	2,901,254,446
Other Assets and Liabilities, Net	1.2	35,833,473
Net Assets	100.0	2,937,087,919

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2015.

† The cost for federal income tax purposes was $2,901,254,446.

(a) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of June 30, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
111,266	ALM XIV Ltd.	1.709	7/28/2026	111,118
112,760	Blackstone Holdings Finance Co., LLC	6.625	8/15/2019	134,189
69,965	BlueMountain CLO Ltd.	1.783–1.798	4/30/2026– 4/13/2027	70,245
4,162,980	California Republic Auto Receivables Trust	1.82	9/15/2020	4,186,090
34,651	Canadian Imperial Bank of Commerce	2.75	1/27/2016	35,493
31,384	Carlyle Global Market Strategies CLO Ltd.	1.395	7/15/2025	31,050
286	Cent CLO Ltd.	1.757	1/25/2026	287
687,909	Credit Suisse AG	2.6	5/27/2016	700,775
204,826	Duke Energy Florida, Inc.	6.4	6/15/2038	264,188
2,651,697	Export-Import Bank of Korea	1.75–4.0	2/27/2018– 1/29/2021	2,669,663
1,656,354	FMR LLC	6.45	11/15/2039	2,008,449
12,450	Home Depot, Inc.	4.25	4/1/2046	12,117
147,750	Industrial & Commercial Bank of China Ltd.	2.351	11/13/2017	149,446
6,562	John Deere Capital Corp.	1.95	12/13/2018	6,629
32,766	KKR Financial CLO Ltd.	1.425	7/15/2025	32,449
1	Korea Development Bank	1.0	1/22/2016	1
57,254	Korea National Oil Corp.	2.75–4.0	10/27/2016– 1/23/2019	59,514
396,001	LVMH Moet Hennessy Louis Vuitton SE	1.625	6/29/2017	398,830
5,961,162	MDC-GMTN BV	3.25	4/28/2022	6,098,848
135,861	Merck & Co., Inc.	6.5	12/1/2033	179,057
635,956	Norddeutsche Landesbank Girozentrale	0.875	10/16/2015	637,799
114,977	Nordea Bank AB	4.875	1/14/2021	131,019
973,349	SLM Private Education Loan Trust	3.2	5/16/2044	1,011,051
277	Sound Point CLO IV Ltd.	1.645	1/21/2026	277
926,111	State Grid Overseas Investment Ltd.	2.75–4.125	5/7/2019– 5/7/2024	970,777
90	Steele Creek CLO Ltd.	1.781	8/21/2026	90
295,227	Suncorp-Metway Ltd.	2.35	4/27/2020	290,331
11,100,000	Swedbank Hypotek AB	1.375	3/28/2018	11,142,986
151,382	Temasek Financial I Ltd.	4.3	10/25/2019	167,233
Total Collateral Value				31,500,001

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,090,000	American Airlines Pass Through Trust	5.625	1/15/2021	2,211,155
30,000	Banque PSA Finance SA	5.75	4/4/2021	32,684
6,020,998	CIT Education Loan Trust	0.581	6/25/2042	5,598,408
286,178	Collegiate Funding Services Education Loan Trust	0.582	12/28/2037	250,354
35,000	Communications Sales & Leasing, Inc.	6.0	4/15/2023	34,615
300,573	Countrywide Asset-Backed Certificates	1.187	9/25/2032	277,557
9,927,245	Countrywide Home Equity Loan Trust	0.305	11/15/2036	8,727,969
3,340,000	Credit Agricole SA	8.375	10/13/2019	3,934,230
15,588,949	CWHEQ Revolving Home Equity Loan Trust	0.367–0.377	7/15/2035– 11/15/2035	14,232,711
45,000	Deutsche Bank Capital Funding Trust	5.628	1/19/2016	46,245
6,798,000	FirstEnergy Transmission LLC	4.35–5.45	1/15/2025– 7/15/2044	7,008,394
1,293,050	Goal Capital Funding Trust	0.681	6/25/2042	1,284,736
6,906,527	Home Equity Mortgage Loan Asset-Backed Trust	0.347	7/25/2037	6,117,630
20,000	Icahn Enterprises LP	4.875	3/15/2019	20,635
4,972,332	JP Morgan Mortgage Acquisition Trust	0.325	11/25/2036	4,869,605
773,000	Kraft Heinz Foods Co.	7.125	8/1/2039	985,180
344,000	Liberty Mutual Group, Inc.	7.8–10.75	3/15/2037– 6/15/2058	499,817
4,897,891	MERIT Securities Corp.	7.845	12/28/2033	5,333,469
9,644,528	National Collegiate Student Loan Trust	0.317–0.541	5/25/2026– 11/27/2028	9,557,039
13,603,044	Nomura Asset Acceptance Corp Alternative Loan Trust	6.138	3/25/2047	13,606,688
66,000	NOVA Chemicals Corp.	5.0	5/1/2025	66,898
1,705,000	Quicken Loans, Inc.	5.75	5/1/2025	1,643,833
8,605,030	SACO I Trust	0.547	8/25/2030	7,925,508
13,016,000	SLM Private Credit Student Loan Trust	0.686	6/15/2033	12,474,831
100,000	SMFG Preferred Capital USD 1 Ltd.	6.078	1/25/2017	107,867
509,000	Societe Generale SA	5.922	4/5/2017	530,435
29,515,000	U.S. Capital Funding VI Ltd.	0.563	7/10/2043	10,458,302
1,000,000	Wynn Las Vegas LLC	5.5	3/1/2025	967,666
Total Collateral Value				118,804,461

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

LIQ: Liquidity Facility

LOC: Letter of Credit

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (d)	$—	$2,756,754,446	$—	$2,756,754,446
Repurchase Agreements	—	144,500,000	—	144,500,000
Total	$—	$2,901,254,446	$—	$2,901,254,446

There have been no transfers between fair value measurement levels during the year ended June 30, 2015.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2015
Assets
Investments in non-affiliated securities, valued at amortized cost	$2,901,254,446
Cash	35,000,006
Interest receivable	1,551,965
Due from Advisor	26,630
Other assets	32,280
Total assets	2,937,865,327
Liabilities
Distributions payable	398,770
Accrued Trustees' fees	23,045
Other accrued expenses and payables	355,593
Total liabilities	777,408
Net assets, at value	$2,937,087,919
Net Assets Consist of
Undistributed net investment income	76,971
Paid-in capital	2,937,010,948
Net assets, at value	$2,937,087,919
Net Asset Value
Net Asset Value, offering and redemption price per share ($2,937,087,919 ÷ 2,937,010,958 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended June 30, 2015
Investment Income
Income: Interest	$8,306,057
Expenses: Management fee	3,574,485
Administration fee	3,574,485
Services to shareholders	15,780
Custodian fee	74,495
Professional fees	102,945
Reports to shareholders	30,117
Registration fees	22,278
Trustees' fees and expenses	159,135
Other	150,700
Total expenses before expense reductions	7,704,420
Expense reductions	(3,155,431)
Total expenses after expense reductions	4,548,989
Net investment income	3,757,068
Net realized gain (loss) from investments	47,778
Net increase (decrease) in net assets resulting from operations	$3,804,846

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended June 30,
Increase (Decrease) in Net Assets	2015	2014
Operations: Net investment income	$3,757,068	$3,942,858
Net realized gain (loss) from investments	47,778	19,418
Net increase (decrease) in net assets resulting from operations	3,804,846	3,962,276
Distribution to shareholders from: Net investment income	(3,764,768)	(3,934,941)
Net realized gains	(137,186)	—
Total distributions	(3,901,954)	(3,934,941)
Fund share transactions: Proceeds from shares sold	11,759,094,648	11,109,397,062
Reinvestment of distributions	758,765	845,124
Payments for shares redeemed	(13,923,621,400)	(11,261,170,194)
Net increase (decrease) in net assets from Fund share transactions	(2,163,767,987)	(150,928,008)
Increase (decrease) in net assets	(2,163,865,095)	(150,900,673)
Net assets at beginning of period	5,100,953,014	5,251,853,687
Net assets at end of period (including undistributed net investment income of $76,971 and $174,079, respectively)	$2,937,087,919	$5,100,953,014
Other Information
Shares outstanding at beginning of period	5,100,778,945	5,251,706,953
Shares sold	11,759,094,648	11,109,397,062
Shares issued to shareholders in reinvestment of distributions	758,765	845,124
Shares redeemed	(13,923,621,400)	(11,261,170,194)
Net increase (decrease) in Fund shares	(2,163,767,987)	(150,928,008)
Shares outstanding at end of period	2,937,010,958	5,100,778,945

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended June 30,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.001	.001	.002	.002	.002
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.001	.001	.002	.002	.002
Less distributions from: Net investment income	(.001)	(.001)	(.002)	(.002)	(.002)
Net realized gains	(.000 )*	—	—	(.000 )*	—
Total distributions	(.001)	(.001)	(.002)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)a	.11	.08	.18	.21	.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,937	5,101	5,252	7,041	7,957
Ratio of expenses before expense reductions (%)	.22	.21	.21	.21	.21
Ratio of expenses after expense reductions (%)	.13	.13	.12	.10	.11
Ratio of net investment income (%)	.11	.08	.18	.20	.24
a Total return would have been lower had certain expenses not been reduced. * Less than $.0005 per share.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Daily Assets Fund Institutional (the "Fund") is a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of June 30, 2015, the Fund held repurchase agreements with a gross value of $144,500,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At June 30, 2015, the Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$475,741

During the years ended June 30, 2015 and June 30, 2014, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended June 30,
	2015	2014
Distributions from ordinary income*	$3,901,954	$3,934,941

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from July 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, for the periods from July 1, 2014 through May 3, 2015 and May 4, 2015 through June 30, 2015, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.13% and 0.11%, respectively. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the year ended June 30, 2015, the Advisor waived a portion of its management fee aggregating $3,155,337, and the amount charged aggregated $419,148, which was equivalent to an annual effective rate of 0.01% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended June 30, 2015, the Administration Fee was $3,574,485, of which $245,821 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended June 30, 2015, the amount charged to the Fund by DSC aggregated $94, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended June 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $13,330, of which $5,379 was unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2015.

D. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2015, 83% of the outstanding shares of the Fund were held by other affiliated Deutsche funds and 12% of the outstanding shares of the Fund were held by one non-affiliated shareholder account.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Money Market Trust and Shareholders of Daily Assets Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund Institutional (the "Fund") at June 30, 2015 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts August 25, 2015	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015 to June 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2015 (Unaudited)
Actual Fund Return
Beginning Account Value 1/1/15	$1,000.00
Ending Account Value 6/30/15	$1,000.63
Expenses Paid per $1,000*	$.60
Hypothetical 5% Fund Return
Beginning Account Value 1/1/15	$1,000.00
Ending Account Value 6/30/15	$1,024.20
Expenses Paid per $1,000*	$.60

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Daily Assets Fund Institutional	.12%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 1% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Daily Assets Fund Institutional’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Institutional Class shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Institutional Class shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	107	Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset & Wealth Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
CUSIP Number	23337T 862
Fund Number	538

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

814ANN
(R-028300-4 8/15)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DAILY ASSETS FUND INSTITUTIONAL
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended June 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$46,898	$0	$0	$0
2014	$44,925	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended June 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$63,439	$0
2014	$0	$66,535	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$63,439	$0	$63,439
2014	$0	$66,535	$0	$66,535

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 28, 2015